Capital (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Change in Capital

The change in capital, which includes stated capital and contributed surplus, was as follows:

	Number of Common Shares	Stated Capital	Series II, Cumulative Redeemable Preference Share Capital	Contributed Surplus	Total Capital
Balance, December 31, 2015	764,594,864	9,576	110	166	9,852
Shares issued under DRIP	854,609	35	-	-	35
Stock compensation plans	3,653,670	145	-	30	175
Repurchases of common shares	(41,659,842)	(473)	-	-	(473)
Balance, December 31, 2016	727,443,301	9,283	110	196	9,589
Impact of IFRS 2 amendments (note 1)	-	-	-	152	152
Shares issued under DRIP	775,965	35	-	-	35
Stock compensation plans(1)	3,851,129	171	-	(105)	66
Repurchases of common shares	(22,768,311)	(293)	-	-	(293)
Balance, December 31, 2017	709,302,084	9,196	110	243	9,549

(1) Movements in contributed surplus includes cash payments related to withholding taxes on stock compensation plans.

Summary of dividend declared and paid

	Year ended December 31,
	2017	2016
Dividends declared per common share	$1.38	$1.36

Dividends declared	991	1,015
Dividends reinvested	(35)	(35)
Dividends paid	956	980

Details of Share Repurchases

Details of share repurchases were as follows:

	Year ended December 31,
	2017	2016
Share repurchases (millions of U.S. dollars)	1,000	1,673
Shares repurchased (number in millions)	22.8	41.9
Share repurchases - average price per share in U.S. dollars	$43.93	$39.91